SUPPLEMENTARY CASH FLOW INFORMATION - Non-cash capital transactions (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
SUPPLEMENTARY CASH FLOW INFORMATION
Reduction of capital expenditures of mineral property interest in accounts payable and accrued liabilities	$ 312,984	$ 499,579
Addition of capital expenditures of mineral property interest from deposits and prepayments		$ 182,718